Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares Target	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
Below are the tables and related footnotes for PVP:
	Dhrupad Trivedi				Value of Initial Fixed $100 Investment Base On:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to CEO NEOs(3)(4)	The Company Total Shareholder Return	Peer Group Total Shareholder Return(1)	Net Income (millions)	100-Day Volume Weighted Average Stock Price(5)
2022	4,453,280	4,364,958	944,728	482,296	146.05%	21.81%	$46.9	$16.73
2021	3,135,250	7,250,200	1,121,976	1,943,908	142.08%	105.92%	$94.9	$15.07
2020	1,003,890	3,421,078	963,386	1,000,274	43.52%	74.45%	$17.8	$7.74

(1)	The Company’s peer group Total Shareholder Return is based on NYSE Technology Index, which is one of the indexes used for purposes of our 10-K performance graph.
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Trivedi in his role as CEO. Mr. Trivedi served as the CEO through the entire reporting period.

Adjustments	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	2,999,996	1,699,993	—
Fair value of outstanding and unvested stock awards that were granted in the current year:	3,237,507	2,156,627	—
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	17,739	2,940,000	2,165,313
Fair value of stock awards granted and vested in the current year:	—	553,941	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(343,571)	164,375	251,875
(3)
The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	475,557	499,998	519,585
Fair value of outstanding and unvested stock awards that were granted in the current year:	419,947	634,307	408,087
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	1,649	520,860	147,107
Fair value of stock awards granted and vested in the current year	—	162,920	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(71,765)	3,843	1,279
Fair value of stock awards forfeited in the current year that were granted in a prior year:	336,707	—	561,933
(4)	The named executive officers included in the non-CEO named executive average for each year are as follows:
2022	Messrs. Becker, Bruening, Cochran, and Weber.
2021	Messrs. Becker, Bruening, and Cochran,
2020	Messrs. Becker, Bruening, Cochran, Reiss, and Constantino.
(5)
Represents 100-Day Volume Weighted Average Stock Price (“VWAP”) as of December 31 of each applicable year. The VWAP metric is used for purposes of determining achievement of our 2022 PSU awards, which are eligible to vest upon the achievement of three distinct VWAP targets during the performance period beginning on the date of grant of the 2022 PSU award and ending on the four (4) year anniversary of such date.

Company Selected Measure Name	100-Day Volume Weighted Average Stock Price
Named Executive Officers, Footnote [Text Block]
(4)	The named executive officers included in the non-CEO named executive average for each year are as follows:
2022	Messrs. Becker, Bruening, Cochran, and Weber.
2021	Messrs. Becker, Bruening, and Cochran,
2020	Messrs. Becker, Bruening, Cochran, Reiss, and Constantino.

Peer Group Issuers, Footnote [Text Block]
(1)	The Company’s peer group Total Shareholder Return is based on NYSE Technology Index, which is one of the indexes used for purposes of our 10-K performance graph.

PEO Total Compensation Amount	$ 4,453,280	$ 3,135,250	$ 1,003,890
PEO Actually Paid Compensation Amount	$ 4,364,958	7,250,200	3,421,078
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following represents the adjustments made to the Summary Compensation Table totals to derive the compensation actually paid to Mr. Trivedi in his role as CEO. Mr. Trivedi served as the CEO through the entire reporting period.

Adjustments	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	2,999,996	1,699,993	—
Fair value of outstanding and unvested stock awards that were granted in the current year:	3,237,507	2,156,627	—
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	17,739	2,940,000	2,165,313
Fair value of stock awards granted and vested in the current year:	—	553,941	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(343,571)	164,375	251,875

Non-PEO NEO Average Total Compensation Amount	$ 944,728	1,121,976	963,386
Non-PEO NEO Average Compensation Actually Paid Amount	$ 482,296	$ 1,943,908	$ 1,000,274
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The following represents the adjustments made to the Summary Compensation Table totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

Adjustments	2022	2021	2020
Amounts reported in “Stock Awards” column of Summary Compensation Table	475,557	499,998	519,585
Fair value of outstanding and unvested stock awards that were granted in the current year:	419,947	634,307	408,087
Change in fair value for stock awards outstanding and unvested at the end of the current year that were granted in a prior year:	1,649	520,860	147,107
Fair value of stock awards granted and vested in the current year	—	162,920	—
Change in fair value for stock awards vested in the current year that were granted in a prior year:	(71,765)	3,843	1,279
Fair value of stock awards forfeited in the current year that were granted in a prior year:	336,707	—	561,933

Total Shareholder Return Vs Peer Group [Text Block]
As discussed in the Compensation Discussion and Analysis, our 100-Day Volume Weighted Average Stock Price is a performance goal in our long-term equity incentive compensation plan, and adjusted EBITDA and revenue are performance goals in our 2022 Executive Cash Incentive Plan. Though TSR and net income are not directly tied to the performance-based compensation paid to the NEOs, the 100-Day Volume Weighted Average Stock Price and the revenue performance measures are components of TSR and net income and, as such, TSR and net income results indirectly impact the compensation actually paid to our NEOs. A comparison of our TSR and the TSR of the reported peer group shows that our TSR for 2022 and 2021 exceeded the reported peer group.

Tabular List [Table Text Block]
The following metrics represent the three most important financial performance measures used by the Company in setting NEO compensation for the most recent fiscal year:
100-Day Volume Weighted Average Stock Price
Revenue
Adjusted EBITDA

Total Shareholder Return Percent	146.05%	142.08%	43.52%
Peer Group Total Shareholder Return Percent	21.81%	105.92%	74.45%
Net Income (Loss)	$ 46,900,000	$ 94,900,000	$ 17,800,000
Company Selected Measure Amount | $ / shares	16.73	15.07	7.74
PEO Name	Mr. Trivedi
Term of of Volume Weighted Average Stock Price	100 days
Number of distinct targets | Target	3
Performance Period	4 years
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	100-Day Volume Weighted Average Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Adjustment for Amounts Reported in "Stock Awards" Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,999,996	$ 1,699,993	$ 0
PEO [Member] | Adjustment for Fair Value of Outstanding and Unvested Equity Awards that were Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,237,507	2,156,627	0
PEO [Member] | Adjustment for Change in Fair Value for Equity Awards Outstanding and Unvested at the End of the Current Year that were Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,739	2,940,000	2,165,313
PEO [Member] | Adjustment for Fair Value of Stock Awards Granted and Vested in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	553,941	0
PEO [Member] | Adjustment for Change in Fair Value for Stock Awards Vested in Current Year that were Granted in Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(343,571)	164,375	251,875
Non-PEO NEO [Member] | Adjustment for Amounts Reported in "Stock Awards" Column of Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	475,557	499,998	519,585
Non-PEO NEO [Member] | Adjustment for Fair Value of Outstanding and Unvested Equity Awards that were Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	419,947	634,307	408,087
Non-PEO NEO [Member] | Adjustment for Change in Fair Value for Equity Awards Outstanding and Unvested at the End of the Current Year that were Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,649	520,860	147,107
Non-PEO NEO [Member] | Adjustment for Fair Value of Stock Awards Granted and Vested in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	162,920	0
Non-PEO NEO [Member] | Adjustment for Change in Fair Value for Stock Awards Vested in Current Year that were Granted in Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,765)	3,843	1,279
Non-PEO NEO [Member] | Adjustment for Fair Value of Stock Awards Forfeited in Current Year that were Granted in Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 336,707	$ 0	$ 561,933